Note 6 - Exploration and Evaluation Assets	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
6.	Exploration and Evaluation Assets

	For the year
	ended November 30,
	2021	2020
	($)	($)

Balance at the beginning of year	55,885,728	57,650,312
Mineral rights and property acquired	-	2,673,343
Mineral property option payment	48,510	51,927
Write-off of exploration and evaluation assets	-	(10,091)
	55,934,238	60,365,491
Change in reclamation estimate	28,025	(11,579)
Foreign currency translation adjustments	(1,486,978)	(4,468,184)
Balance at the end of year	54,475,285	55,885,728

Sale of Royalty Interests to GRC

On November 27, 2020, the Company entered into a royalty purchase agreement with GRC, the Company's former subsidiary, pursuant to which the Company caused certain of its subsidiaries to create and grant to GRC net smelter return ("NSR") royalties ranging from 0.5% to 2.0% on 17 gold and gold-copper properties and to assign and transfer to GRC certain buyback rights held by its subsidiaries under existing royalty agreements with third parties. The purchase consideration was satisfied by the issuance of 15,000,000 common shares of GRC to the Company.

The following is a summary of the royalties and other interests GRC acquired from the Company:

Royalties

● a 1.0% NSR on the Whistler Project, located in Alaska, USA, including each of the Whistler, Raintree West and Island Mountain properties;

● a 1.0% NSR on the Yellowknife Project, located in the Northwest Territories, Canada, including each of the Nicholas Lake, Ormsby-Bruce, Goodwin Lake, Clan Lake and Big Sky properties;

● a 2.0% NSR on the Titiribi Project, located Colombia;

● a 2.0% NSR on the La Mina Project, located in Colombia;

● a 1.0% NSR on the São Jorge Project, located in Brazil;

● a 1.0% NSR on the Batistão Project, located in Brazil;

● a 0.5% NSR on the Almaden Project, located in Idaho, USA;

● a 1.0% NSR on the Cachoeira Project, located in Brazil;

● a 1.0% NSR on the Crucero Project, located in Peru;

● a 1.0% NSR on the Surubim Project, located in Brazil; and

● a 1.0% NSR on the Yarumalito Project, located in Colombia.

Buyback Rights

● the right to acquire a 2.0% NSR on the Batistão Project for US$1,000,000;

● the right to acquire a 0.5% NSR on the Surubim area of the Surubim Project for US$1,000,000, which royalty is payable after production at the project has exceeded two million ounces of gold;

● the right to acquire a 1.5% NSR on the Surubim area of the Surubim Project for US$1,000,000;

● the right to acquire a 0.65% NSR on the Rio Novo area of the Surubim Project for US$1,500,000;

● the right to acquire a 0.75% NSR on the Whistler Project (including an area of interest) for US$5,000,000;

● the right to acquire a 1.0% NSR on the Yarumalito Project for $1,000,000;

● the right to acquire a 1.0% NSR on the Goodwin Lake property at the Yellowknife Project for $1,000,000;

● the right to acquire a 1.0% NSR on certain portions of the Big Sky property at the Yellowknife Project for $500,000; and

● the right to acquire a 0.25% NSR on the Narrow Lake property at the Yellowknife Project for $250,000, in cash or common shares of GoldMining at any time until the fifth anniversary of commercial production.

As the Company controlled GRC at the time of the initial royalty transfer, the transfer of the royalty interests was a transaction between the Company and its then subsidiary and the effects of these transactions were eliminated on consolidation.

Exploration and evaluation assets on a project basis are as follows:

	November 30,	November 30,
	2021	2020
	($)	($)
La Mina	13,650,091	13,887,224
Titiribi	11,459,581	11,658,660
Yellowknife	7,147,358	7,119,333
Crucero	6,723,268	6,840,067
Cachoeira	5,351,475	5,742,394
São Jorge	4,508,819	4,838,183
Surubim	1,748,595	1,826,865
Yarumalito	1,461,825	1,487,220
Almaden	1,102,483	1,121,635
Whistler	937,132	953,412
Batistão	202,560	217,357
Montes Áureos and Trinta	154,420	165,700
Rea	27,678	27,678
Total	54,475,285	55,885,728

Significant transactions related to the Company's exploration and evaluation assets during the years ended November 30, 2021 and 2020 are detailed below:

Cachoeira

On October 14, 2021 (the "Cachoeria Settlement Date"), the Company and BRI Mineração Ltda., a wholly-owned subsidiary of the Company entered into a settlement agreement with an existing third-party royalty holder respecting the settlement of a previously announced outstanding legal claim commenced by the royalty holder in March 2018 respecting claims for annual payments in lieu of royalties. Pursuant to the settlement agreement, the parties agreed to settle the outstanding claim for US$500,000, which amount was satisfied by BRI Mineração Ltda. by paying US$100,000 in cash and delivering 324,723 common shares of the Company on closing of the settlement agreement. The GoldMining Shares have been valued at $1.62 per share, the closing GoldMining Share price as traded on the Cachoeira Settlement Date.

Settlement Consideration ($)
324,723 GoldMining Shares	526,051
Cash payment	123,693
Total	649,744

During the year ended November 30, 2021, the Company recorded a gain on settlement of litigation in the amount of $760,436, resulting from the settlement of liabilities related to the Cachoeira Project.

Additionally, the existing 1.33% net profits interest royalty held by the royalty holder was replaced by a 0.5% net smelter return royalty pursuant to a new royalty agreement between the parties. Such royalty does not include annual minimum royalty payments and will be subject to a right of BRI Mineração Ltda. to repurchase up to one-half of the royalty for US$250,000 payable in Brazilian Real equivalent for a period of seven years after the date of the royalty agreement.

Yarumalito

On December 2, 2019 (the "Yarumalito Closing Date"), the Company acquired a 100% interest in the Yarumalito Gold Project (the "Yarumalito Project") located in Antioquia, Colombia. The acquisition was completed pursuant to an asset purchase agreement (the "Yarumalito Agreement") between the Company and Newrange Gold Corp. ("Newrange").

Pursuant to the Yarumalito Agreement, the Company issued 1,118,359 GoldMining Shares, which were subject to customary escrow terms and were released as follows:

●	559,180 GoldMining Shares released on the Yarumalito closing date.
●

559,179 GoldMining Shares released on the date that the assignment of the Mineral Rights was approved by the relevant Colombian Governmental Authority, registered with the National Mining Registry in a form satisfactory to the Company. The assignment of Mineral Rights was completed during the year ended November 30, 2021 by way of the concession contract being transferred to the Company’s wholly owned subsidiary.

The tables below present the purchase cost and the allocation of the purchase price with respect to the valuation of individual asset groups. For the purpose of these consolidated financial statements, the purchase consideration has been allocated to the fair value of assets acquired, based on management's best estimates and all available information at the time of the acquisition of the Yarumalito Project. The GoldMining Shares have been valued at $1.14 per share, the closing GoldMining Share price as traded on the Yarumalito Closing Date.

Purchase Price Consideration ($)
1,118,359 GoldMining Shares	1,274,929
Cash payment	200,000
Transaction costs:
Cash payment	88,867
Total	1,563,796

Purchase Price Allocation ($)
Land	42,715
Exploration and evaluation assets	1,521,081
Net assets acquired	1,563,796

The Yarumalito Project is comprised of one concession contract and is covered by a 1% net smelter return royalty granted to Newrange.

Almaden

On March 2, 2020 (the "Almaden Closing Date"), the Company acquired a 100% interest in the Almaden Gold Project (the "Almaden Project") located in west-central Idaho. The acquisition was completed pursuant to an asset purchase agreement (the "Almaden Agreement") between the Company and Sailfish Royalty Corp. ("Sailfish").

Pursuant to the Almaden Agreement, the Company issued 337,619 GoldMining Shares to Sailfish, which were subject to customary escrow terms and released on the Almaden Closing Date. Unless permitted under securities legislation, the GoldMining Shares could not be traded before July 3, 2020.

The tables below present the purchase cost and the allocation of the purchase price with respect to the valuation of individual asset groups. For the purpose of these consolidated financial statements, the purchase consideration has been allocated to the fair value of assets acquired, based on management's best estimates and all available information at the time of the acquisition of the Almaden Project. The GoldMining Shares were valued at $1.44 per share, the closing GoldMining Share price as traded on the Almaden Closing Date.

Purchase Price Consideration ($)
337,619 GoldMining Shares	486,171
Cash payment	575,000
Transaction costs:
Cash payment	91,091
Total	1,152,262

Purchase Price Allocation ($)
Exploration and evaluation assets	1,152,262
Net assets acquired	1,152,262

Exploration Expenditures

Exploration expenditures on a project basis for the periods indicated are as follows:

			For the period from
	For the year ended		incorporation,
	November 30,		September 9, 2009, to
	2021	2020	November 30, 2021
	($)	($)	($)
Whistler	704,915	485,573	2,886,041
La Mina	385,593	153,404	1,224,806
Titiribi	336,792	130,287	1,144,741
Yellowknife	279,499	227,127	1,835,808
Crucero	269,574	287,210	6,740,518
São Jorge	150,736	109,162	1,146,158
Almaden	137,200	45,032	312,386
Cachoeira	114,290	145,118	259,408
Yarumalito	31,140	82,989	114,129
Montes Áureos and Trinta	3,258	-	269,188
Rea	-	1,668	1,819,966
Surubim	-	-	209,772
Batistão	-	-	30,902
Other Exploration Expenses	-	1,642	1,566,198
Total	2,412,997	1,669,212	19,560,021